Allianz

Allianz Life Insurance Company of North America

www.allianzlife.com

Allianz Life Insurance Company of North America
Erik T. Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-7453
erik.nelson@allianzlife.com
www.allianzlife.com
VIA EDGAR
December 22, 2022
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC  20549-4644

Re: Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Initial Filing on Form N-4
Registration Statement No. 333-
(Index Advantage+)

Dear Sir/Madam:
Enclosed for filing please find an initial Registration Statement on Form N-4 which is filed pursuant to the Securities Act of 1933 ("1933 Act") and as amendment No. 585 pursuant to the Investment Company Act of 1940 ("1940 Act"). The purpose of the initial Registration Statement is to register an updated version of an existing index-linked variable annuity. (Index Advantage, File No. 333-185866). The primary differences between the existing and updated versions include:
•	The Performance Lock now includes an Early Reallocation feature that allows an owner to transfer from a locked Index Option to another Index Option on days other than an Index Anniversary.
•
The product offers only Index Options and does not offer any variable options that an owner can select. The AZL Government Money Market Fund is available only to hold Purchase Payments until they transferred to the Index Options.

•
Certain features are renamed (Index Protection Strategy with DPSC is renamed Index Protection Strategy with Trigger; Declared Protection Strategy Credit is renamed Performance Credit; Precision Rate is renamed Trigger Rate).

•	Certain programs are not available (Automatic Investment Plan; Optional Reallocation Program for 1-year Term Index Options; Systematic Withdrawal Program).
The separate account is already registered under the 1940 Act (File No. 811-05618). The prospectus is also being filed on Form S-1 to register the index option component of the product. The prospectus filed herewith is substantially identical to the prospectus filed on Form S-1.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.
For the convenience of the staff in reviewing the Registration Statement, a black-lined copy of the prospectus is being sent via email to the Office of Insurance Products of the Division of Investment Management, comparing the new version to the existing version.
Please contact me with any questions or comments you may have concerning the enclosed. Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-7453.
Sincerely,
Allianz Life Insurance Company of North America
By:
            Erik T. Nelson